Related Party Transactions (Details) - Schedule of Contract liability – related party - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Schedule of Contract liability – related party [Abstract]
Deferred revenues	$ 81,474	$ 614,449
Potential franchisees	83,330
Total, net	$ 164,804	$ 614,449